Property, Plant And Equipment - Aggregate Future Estimated Payments Under Long-term Operating Lease Commitments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Property Plant And Equipment [Abstract]
2013	$ 10
2014	9
2015	8
2016	7
2017	6
Thereafter	8
Total operating lease payments	$ 48